Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,332,891	$ 2,490,848
Platform Fees	56,360	39,515
Total Selling Commissions and Platform Fees	3,389,251	2,530,363
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,332,891	2,490,848
Total Selling Commissions and Platform Fees	3,332,891	2,490,848
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	56,360	39,515
Total Selling Commissions and Platform Fees	$ 56,360	$ 39,515